Convertible Preferred Stock (Details Narrative) - USD ($)																												1 Months Ended		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2023	Apr. 03, 2023	Feb. 14, 2023	Jan. 04, 2023	Jan. 01, 2023	Dec. 21, 2022	Dec. 21, 2022	Oct. 12, 2022	Oct. 03, 2022	Sep. 15, 2022	Sep. 12, 2022	Sep. 01, 2022	Nov. 15, 2021	Jul. 12, 2021	Jun. 14, 2021	May 17, 2021	Apr. 19, 2021	Apr. 06, 2021	Apr. 05, 2021	Mar. 24, 2021	Mar. 22, 2021	Mar. 08, 2021	Feb. 22, 2021	Feb. 07, 2021	Feb. 07, 2021	Jan. 26, 2021	Jan. 12, 2021	Dec. 31, 2022	Apr. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Jul. 12, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 12, 2023	Jul. 07, 2023	Jan. 28, 2022	Jul. 26, 2021
Preferred stock, shares authorized																												9,200,000		9,200,000			9,200,000		9,200,000	9,200,000
Preferred stock, par value																												$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Number of stock sold, shares			3,000,000
Number of warrants to purchase common stock																												3,500,000							3,500,000
Exercise price of warrants																												$ 0.29		$ 0.29			$ 0.29		$ 0.29	$ 0.10
Series A preferred stock issued for services, consultants																														$ 84,000	$ 134,128		$ 173,850	$ 134,128	$ 134,128	$ 133,755
Preferred stock dividend recognized																														$ 15,083	$ 9,866		43,808	$ 28,971	$ 38,923	61,684
Stock Issued During Period, Value, New Issues								$ 15,000																									$ 300,000
Shares Issued, Price Per Share																																							$ 0.50	$ 0.13
ELOC Purchase Agreement [Member] | Tysadco Partners, LLC [Member]
Stock Issued During Period, Value, New Issues												$ 10,000,000
Commitment fees shares																												13,667
Common Stock [Member]
Common stock issued for services, shares																														1,000,000	1,341,276		2,500,000	1,603,342	1,603,342	954,260
Series A preferred stock issued for services, consultants																														$ 1,000	$ 1,341		$ 2,500	$ 1,603	$ 1,603	$ 955
Convertible preferred stock																																					1,000,000	1,366,700
Stock Issued During Period, Shares, New Issues										1,341,276																							3,000,000			750,000
Stock Issued During Period, Value, New Issues																																	$ 3,000			$ 750
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized																												10,000,000		10,000,000			10,000,000		10,000,000
Preferred stock, par value																												$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares designated																												500,000		500,000			500,000		500,000
Conversion of preferred stock into common stock, description																																	The shares of Series A Preferred Stock and Series B Preferred Stock are each currently convertible into one hundred (100) shares of the Company’s common stock. The Series A Preferred Stock accrues dividends at the rate of 6% per annum, payable in cash as and when declared by the Board or upon a liquidation.		The Series A Preferred Stock accrues dividends at the rate of
Dividend rate percentage																																	6.00%		6.00%
Series A convertible preferred stock, outstanding																												70,233		99,733			99,733		70,233	65,233
Preferred stock, par value																														$ 10			$ 10
Shares Issued, Price Per Share																												$ 0.60		0.60	$ 0.60		0.60	$ 0.60	$ 0.60	$ 0.60
Series B Convertible Preferred Stock [Member]
Preferred stock, par value																												$ 0.001		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares designated																												300,000		600,000			600,000		300,000
Series A convertible preferred stock, outstanding																												272,168		248,501			248,501		272,168	238,501
Preferred stock, par value																														$ 15			$ 15
Series A Preferred Stock [Member]
Preferred stock, shares authorized																												10,000,000							10,000,000
Preferred stock, par value																												$ 0.001							$ 0.001
Preferred stock shares designated																												500,000							500,000
Dividend rate percentage																																	6.00%		6.00%
Preferred stock, par value																												$ 10							$ 10
Number of stock sold, shares		25,000		25,000		5,000
Common stock issued for services, shares	4,500				4,500
Series A preferred stock issued for services, consultants	$ 45,000				$ 45,000
Dividends, Preferred Stock, Cash																																	$ 181,651		$ 137,843
Conversion of Stock, Shares Converted													30,000					30,000		10,000						5,000	10,000
Series A Preferred Stock [Member] | Preferred Stock Sales [Member]
Proceeds from sale of stock		$ 250,000		$ 250,000			$ 50,000
Number of stock sold, shares		25,000		25,000			5,000
Warrant term		5 years		5 years		5 years	5 years
Number of warrants to purchase common stock		2,500,000		2,500,000		500,000	500,000
Exercise price of warrants		$ 0.25		$ 0.25		$ 0.25	$ 0.25
Series B Preferred Stock [Member]
Preferred stock shares designated																												300,000							300,000
Preferred stock, par value																												$ 15							$ 15
Convertible preferred stock																																					10,000	13,667
Stock Issued During Period, Shares, New Issues								10,000	3,333,300		10,000
Stock Issued During Period, Value, New Issues								$ 150,000	$ 499,995		$ 150,000
Series B Preferred Stock [Member] | Seven Accredited Investors [Member]
Stock Issued During Period, Shares, New Issues																													35,167
Stock Issued During Period, Value, New Issues																													$ 527,520
Shares Issued, Price Per Share																													$ 15
Series B Preferred Stock [Member] | Isiah L Thomas III [Member]
Stock Issued During Period, Shares, New Issues									33,333																				3,334
Stock Issued During Period, Value, New Issues																													$ 50,010
Shares Issued, Price Per Share																													$ 15
Series B Preferred Stock [Member] | Share Purchase Agreement [Member] | Tysadco Partners, LLC [Member]
Preferred stock, par value												$ 15
Stock Issued During Period, Shares, New Issues												20,000
Stock Issued During Period, Value, New Issues												$ 300,000
Series B Preferred Stock [Member] | Share Purchase Agreement [Member] | ISIAH International, LLC [Member]
Preferred stock, par value																								$ 15	$ 15
Stock Issued During Period, Shares, New Issues														33,333	33,333	33,334	16,667		16,666		16,667	16,667	16,667	200,000	16,666							200,000
Stock Issued During Period, Value, New Issues														$ 499,995	$ 499,995	$ 500,010	$ 250,005		$ 249,990		$ 250,005	$ 250,005	$ 250,005	$ 3,000,000	$ 249,990							$ 3,000,000
Conversion of stock, shares issuable																								20,000,000
Shares Issued, Price Per Share																								$ 15	$ 15
Conversion of stock conversion price per share																								$ 0.15	$ 0.15
Stock Repurchased During Period, Shares																								200,000
Series B Preferred Stock [Member] | ELOC Purchase Agreement [Member] | Tysadco Partners, LLC [Member]
Proceeds from sale of stock																												$ 205,005
Common Stock [Member]
Conversion of Stock, Shares Issued													3,000,000					3,000,000		1,000,000						500,000	1,000,000